Related Party Transactions	9 Months Ended	12 Months Ended
	Mar. 31, 2024	Jun. 30, 2023
Related Party Transactions
Related Party Transactions

Note 13: Related Party Transactions

Interest-Charge Domestic International Sales Corporation (“IC-DISC”)

The Company had an affiliate, My Worldwide Marketplace, Inc., which was an IC-DISC and was established February 12, 2013. The IC-DISC was owned by the same shareholders of the Company, pre-Merger. Effective December 31, 2022, IC-DISC was discontinued and there will be no future accruals or commissions paid out.

The IC-DISC was organized to manage sales to certain qualified customers and receive commissions from the Company for this activity. There were no commissions expenses for the three months ended March 31, 2024, and 2023, respectively. For the nine months ended March 31, 2024, and 2023 commissions expenses were $0 and $2.8 million, respectively. The commissions were determined under formulas and rules defined in the law and regulations of the US tax code, and under these regulations, the commissions were deductible by the Company and resulted in a specified profit to the IC-DISC. The owners of the IC-DISC elected to forgive the commissions earned for the twelve months ended December 31, 2022. The forgiveness of $6.6 million was recorded as a deemed capital contribution by the Company Stockholders for the three and six months ended December 31, 2022.

GameFly Holdings, LLC

On February 1, 2023, Alliance entered into a Distribution Agreement (the “Distribution Agreement”) with GameFly Holdings, Inc., a customer of Alliance that is owned by the principal stockholders of Alliance. The Distribution Agreement is effective from February 1, 2023, through March 31, 2028, at which time the Distribution Agreement continues indefinitely until either party provides the other party with six-month advance notice to terminate the Distribution Agreement. During the three months ended March 31, 2024, and 2023 and the nine months ended March 31, 2024, and 2023, Alliance had distribution revenue in the amount of $0.05 million, $0, $0.22 million and $0 respectively, recorded as net revenues in the unaudited condensed consolidated statements of operations.

During the three-month periods ended March 31, 2024, and 2023 and the nine-month periods ended March 31, 2024, and 2023, the Company had additional sales to GameFly of $2.8 million, $1.2 million, $7.9 million, and $3.5 million, respectively.

MVP Logistics, LLC

MVP Logistics is an independent contractor, which, prior to August 31, 2023, was partially owned by Joe Rehak, the SVP of Operations of COKeM International Limited, which was acquired by Alliance in September 2020. Subsequent to August 31, 2023, Mr. Rehak no longer has an equity stake in MVP Logistics. Alliance believes the amounts payable to MVP Logistics are at fair market value.

During the three months ended March 31, 2024 and 2023, Alliance incurred costs with MVP Logistics LLC, in the amount of $0 and $1.4 million respectively and $1.0 million and $6.8 million for the nine months ended March 31, 2024, and 2023, respectively, recorded as cost of revenues in the unaudited condensed consolidated statements of operations, for freight shipping fees, transportation costs, warehouse distribution, and MVP 3PL services (for Arcades) at the Redlands, California and South Gates, California distribution facilities.

Ogilvie Loans

On July 3, 2023, the Company entered into a $17 million line of credit (the “Ogilvie Loan”) with Bruce Ogilvie, a principal stockholder. Initial borrowings amounted to $10 million on that date, followed by an additional $5 million on July 10, 2023. These sums were repaid on July 26, 2023. Subsequently, on August 10, 2023, the Company accessed the Ogilvie Loan for the full $17 million, repaying $7 million on August 28, 2023. Further transactions occurred on September 14th, with a borrowing of $7 million, repaid on September 28, 2023. On October 10, 2023, an additional $7 million was borrowed and repaid on October 18th, 2023. As of March 31, 2024, the outstanding balance on the Ogilvie Loan stood at $10 million.

The Ogilvie Loan matures on December 22, 2026, and bears interest at the rate of the 30-day SOFR plus 5.5%. Interest expense for the three and nine-months ended March 31, 2024, was $0.3 million and $0.8 million, respectively. The interest rate at March 31, 2024, was 10.8%.

Other Related Party Transactions

During the year ended June 30, 2023, two promissory notes of approximately $0.25 million were outstanding between Adara and two of its then shareholders to provide cash to pay operating costs. The notes did not accrue interest and were payable no earlier than when the Merger closed or February 10, 2023. As of March 31, 2024, these two related party promissory notes were paid in full.

Note 12: Related Party Transactions

Interest-Charge Domestic International Sales Corporation (“IC-DISC”)

The Company had an affiliate, My Worldwide Market Place, Inc. which was an IC-DISC and was established February 12, 2013. The IC-DISC was owned by the same shareholders of the Company, pre-Merger. Effective December 31, 2022, the IC-DISC was discontinued and there will be no future accruals or commissions paid out.

The IC-DISC was organized to manage sales to certain qualified customers and receive commissions from the Company for this activity. The commissions expenses were $2.8 million and $9.9 million for the twelve months ended June 30, 2023, and 2022, respectively. The commission was determined under formulas and rules defined in the law and regulations of the US tax code, and under these regulations, the commission was deductible by the Company and results in a specified profit to the IC-DISC. This net profit was not subject to federal income tax. The IC-DISC distributed the profit to its stockholders, who were taxed on the income as a dividend. In December 2022, the owners of the IC-DISC elected to forgive the commissions earned for the twelve months ended December 31, 2022. The forgiveness of $6.6 million was recorded as a deemed capital contribution by the Company Stockholders.

Captive Insurance Policies

Bruce Ogilvie, Executive Chairman and a principal stockholder of Alliance, and Jeff Walker, Chief Executive Officer, a director, and a principal stockholder of Alliance, established two insurance companies: Airlie Protection Ins. Co., Inc. and Protection for You Ins. Co., Inc. These insurance companies insured the general assets, liabilities, and claims of Alliance through March 30, 2022, and were not renewed for future periods. Premium payments were allowed based on the Loan Agreement dated February 21, 2017. The Company was not a guarantor and did not have exposure in the event of a loss. Total captive policy expenses for the year ended June 30, 2023, and 2022, were $0.0 million and $1.6 million, respectively.

Other Related Party Transactions

During the year ended June 30, 2023, two promissory notes of approximately $0.25 million were outstanding between Adara and two of its then shareholders to provide cash to pay operating costs. The notes do not accrue interest and were payable no earlier than when the Merger closes or February 10, 2023. On June 30, 2023, approximately $0.50 million was outstanding under the Promissory Note.

During the twelve-month periods ended June 30, 2023, and 2022, the Company had sales to a related party company owned by the Company’s shareholders of $16.8 million, and $7.5 million, respectively. During the same periods, the Company had costs incurred with another related party company in the amount of $8.3 million and $11.4 million, respectively.

On February 1, 2023, Alliance entered into a Distribution Agreement (the “Agreement”) with GameFly Holdings, Inc., a customer of Alliance that is owned by the principal stockholders of Alliance, which is effective from February 1, 2023 through March 31, 2028, at which time the Agreement continues indefinitely until either party provides the other party with six month advance notice to terminate the Agreement. During the year Alliance had distribution revenue in the amount of $0.22 million.

As described in Note 8, the Company borrowed approximately $7.6 million from Bruce Ogilvie on June 6, 2023, and repaid it in full on June 28, 2023. On July 3, 2023, the Company entered into a $17 million line of credit with Bruce Ogilvie (the “Ogilvie 2023 Line of Credit”), whereas it borrowed $10 million on that date, and $5 million on July 10, 2023. These borrowings were paid in full on July 26, 2023. On August 10, 2023, the Company borrowed $17 million. As of September 27, 2023, the amount outstanding under the Ogilvie 2023 Line of Credit amounts to $10 million.